Schedule of Investments (unaudited)	iShares® U.S. Industrials ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 12.2%
Axon Enterprise Inc.(a)	19,286	$3,165,990
Boeing Co. (The)	160,936	31,252,162
BWX Technologies Inc.	28,992	1,563,249
Curtiss-Wright Corp.	12,561	1,303,706
General Dynamics Corp.	70,493	10,339,913
HEICO Corp.	12,851	1,513,077
HEICO Corp., Class A	22,306	2,371,351
Hexcel Corp.	25,294	1,104,336
Howmet Aerospace Inc.	118,546	2,913,861
Huntington Ingalls Industries Inc.	12,238	1,925,404
L3Harris Technologies Inc.	63,720	10,928,617
Lockheed Martin Corp.	74,675	24,031,908
Mercury Systems Inc.(a)	17,038	1,210,720
Northrop Grumman Corp.	47,028	13,478,695
Raytheon Technologies Corp.	460,592	30,735,304
Teledyne Technologies Inc.(a)	11,193	3,996,013
Textron Inc.	69,410	3,141,497
TransDigm Group Inc.(a)	16,510	9,134,653
		154,110,456
Air Freight & Logistics — 4.9%
CH Robinson Worldwide Inc.	41,266	3,530,719
Expeditors International of Washington Inc.	51,344	4,596,315
FedEx Corp.	73,262	17,241,479
United Parcel Service Inc., Class B	216,901	33,619,655
XPO Logistics Inc.(a)	27,761	3,065,092
		62,053,260
Building Products — 4.3%
A O Smith Corp.	41,176	2,235,857
Allegion PLC.	27,926	2,988,361
Armstrong World Industries Inc.	14,427	1,128,336
Carrier Global Corp.	247,076	9,512,426
Fortune Brands Home & Security Inc.	42,186	3,638,542
Johnson Controls International PLC	219,541	10,937,533
Lennox International Inc.	10,549	2,906,144
Masco Corp.	79,327	4,308,249
Owens Corning	32,831	2,547,686
Trane Technologies PLC	72,827	10,439,750
Trex Co. Inc.(a)	35,184	3,228,836
		53,871,720
Chemicals — 1.4%
Sherwin-Williams Co. (The)	24,784	17,145,571

Commercial Services & Supplies — 2.8%
ADT Inc.	46,155	416,780
Cimpress PLC(a)(b)	5,916	540,663
Cintas Corp.	26,649	8,477,580
Clean Harbors Inc.(a)	15,380	1,191,335
MSA Safety Inc.	10,999	1,717,164
Republic Services Inc.	63,791	5,774,361
Stericycle Inc.(a)	27,818	1,821,523
Tetra Tech Inc.	16,340	1,986,454
Waste Management Inc.	117,911	13,125,852
		35,051,712
Construction & Engineering — 1.0%
AECOM(a)	45,587	2,283,909
EMCOR Group Inc.	16,697	1,474,345
Jacobs Engineering Group Inc.	39,336	3,971,363
MasTec Inc.(a)(b)	17,062	1,316,333
Security	Shares	Value

Construction & Engineering (continued)
Quanta Services Inc.	42,013	$2,960,656
Valmont Industries Inc.	6,456	1,245,491
		13,252,097
Construction Materials — 1.0%
Eagle Materials Inc.	12,706	1,398,041
Martin Marietta Materials Inc.	18,880	5,426,301
Vulcan Materials Co.	40,183	5,992,893
		12,817,235
Containers & Packaging — 3.6%
Amcor PLC	475,799	5,205,241
AptarGroup Inc.	19,623	2,609,270
Avery Dennison Corp.	25,270	3,812,485
Ball Corp.	99,203	8,731,848
Berry Global Group Inc.(a)	40,391	1,994,104
Crown Holdings Inc.(a)	40,815	3,679,472
Graphic Packaging Holding Co.	81,902	1,282,585
International Paper Co.	119,241	5,999,015
Packaging Corp. of America	28,732	3,863,305
Sealed Air Corp.	47,050	1,988,803
Silgan Holdings Inc.	23,941	872,171
Sonoco Products Co.	30,532	1,768,108
Westrock Co.	79,764	3,304,623
		45,111,030
Electrical Equipment — 4.8%
Acuity Brands Inc.(b).	11,137	1,339,113
AMETEK Inc.	69,767	7,901,810
Eaton Corp. PLC.	120,884	14,228,047
Emerson Electric Co.	181,366	14,391,392
EnerSys	12,828	1,054,847
Generac Holdings Inc.(a)(b).	19,067	4,698,490
Hubbell Inc.	16,418	2,554,641
nVent Electric PLC	51,669	1,156,352
Regal Beloit Corp.	12,356	1,550,431
Rockwell Automation Inc.	35,234	8,756,706
Sensata Technologies Holding PLC(a)	47,800	2,605,100
		60,236,929
Electronic Equipment, Instruments & Components — 5.9%
Amphenol Corp., Class A	90,729	11,330,238
Arrow Electronics Inc.(a)	22,845	2,230,357
Avnet Inc.	29,774	1,051,320
Cognex Corp.	53,006	4,353,383
Coherent Inc.(a)	7,407	1,487,622
Corning Inc.	231,704	8,311,222
Dolby Laboratories Inc., Class A	19,458	1,712,888
FLIR Systems Inc.	39,863	2,074,869
IPG Photonics Corp.(a)	10,845	2,423,098
Itron Inc.(a)	12,271	1,055,551
Jabil Inc.	40,714	1,684,338
Keysight Technologies Inc.(a)	56,192	7,956,225
Littelfuse Inc.	7,404	1,801,911
National Instruments Corp.	39,644	1,641,262
TE Connectivity Ltd.	100,304	12,076,602
Trimble Inc.(a)	75,872	5,000,724
Vontier Corp.(a)	51,088	1,656,784
Zebra Technologies Corp., Class A(a)	16,174	6,272,762
		74,121,156
Industrial Conglomerates — 9.1%
3M Co.	174,941	30,730,136
Carlisle Companies Inc.	16,152	2,340,909

Schedule of Investments (unaudited) (continued)	iShares® U.S. Industrials ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates (continued)
General Electric Co.	2,656,636	$28,372,872
Honeywell International Inc.	212,799	41,574,541
Roper Technologies Inc.	31,800	12,494,538
		115,512,996
IT Services — 21.6%
Accenture PLC, Class A	192,144	46,483,476
Affirm Holdings Inc.(a)	7,355	732,484
Automatic Data Processing Inc.	130,049	21,473,691
Black Knight Inc.(a)	47,612	3,889,424
Broadridge Financial Solutions Inc.	35,063	4,954,753
Concentrix Corp.(a)	12,466	1,332,865
Euronet Worldwide Inc.(a)	15,895	1,986,239
Fidelity National Information Services Inc.	188,179	23,232,579
Fiserv Inc.(a)	174,279	17,896,711
FleetCor Technologies Inc.(a)	25,289	6,138,905
Genpact Ltd.	53,279	2,039,520
Global Payments Inc.	90,781	16,024,662
Jack Henry & Associates Inc.	23,178	3,355,943
MAXIMUS Inc.	18,656	1,400,319
Paychex Inc.	97,033	8,472,922
PayPal Holdings Inc.(a)	355,340	83,259,715
Square Inc., Class A(a)(b)	116,404	25,138,608
Western Union Co. (The)	124,475	2,772,058
WEX Inc.(a)	13,400	2,527,240
		273,112,114
Life Sciences Tools & Services — 0.4%
PerkinElmer Inc.	33,988	4,998,615

Machinery — 14.4%
AGCO Corp.	18,579	2,060,411
Allison Transmission Holdings Inc.	34,088	1,387,382
Caterpillar Inc.	164,756	30,123,987
Colfax Corp.(a)(b)	30,604	1,136,020
Crane Co.	15,029	1,137,395
Cummins Inc.	44,891	10,523,348
Deere & Co.	95,042	27,448,130
Donaldson Co. Inc.	38,175	2,269,122
Dover Corp.	43,699	5,090,496
Flowserve Corp.	39,653	1,410,061
Fortive Corp.	102,258	6,757,209
Gates Industrial Corp. PLC(a)	13,265	187,302
Graco Inc.	50,804	3,502,428
IDEX Corp.	22,968	4,276,412
Illinois Tool Works Inc.	87,348	16,963,855
Ingersoll Rand Inc.(a)	112,837	4,721,100
ITT Inc.	26,278	1,963,229
Lincoln Electric Holdings Inc.	18,055	2,067,297
Middleby Corp. (The)(a)	16,841	2,285,661
Navistar International Corp.(a)	15,139	666,116
Nikola Corp.(a)	42,165	973,590
Nordson Corp.	16,354	2,927,202
Oshkosh Corp.	20,712	1,897,012
Otis Worldwide Corp.	123,498	7,984,146
PACCAR Inc.	105,070	9,584,485
Parker-Hannifin Corp.	39,060	10,335,667
Pentair PLC.	50,446	2,747,289
Snap-on Inc.	16,408	2,953,276
Timken Co. (The)	20,587	1,557,612
Toro Co. (The)	32,490	3,062,182
Westinghouse Air Brake Technologies Corp.	54,213	4,023,147
Security	Shares	Value

Machinery (continued)
Woodward Inc.	17,665	$1,977,597
Xylem Inc./NY	54,664	5,279,996
		181,280,162
Marine — 0.1%
Kirby Corp.(a)	18,110	919,264

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	33,067	1,256,877

Professional Services — 2.7%
ASGN Inc.(a)	16,006	1,327,057
CoreLogic Inc.	23,529	1,771,498
Dun & Bradstreet Holdings Inc.(a)(b)	41,270	976,036
Equifax Inc.	36,889	6,533,411
FTI Consulting Inc.(a)	10,790	1,186,576
Insperity Inc.	10,792	847,064
ManpowerGroup Inc.	17,401	1,538,944
Nielsen Holdings PLC	108,464	2,422,001
Robert Half International Inc.	34,653	2,339,078
TransUnion	57,713	5,023,340
TriNet Group Inc.(a)	12,100	896,731
Verisk Analytics Inc.	49,310	9,048,385
		33,910,121
Road & Rail — 7.6%
CSX Corp.	231,938	19,889,843
JB Hunt Transport Services Inc.	25,350	3,413,631
Kansas City Southern	28,390	5,753,801
Knight-Swift Transportation Holdings Inc.	37,984	1,519,360
Landstar System Inc.	11,666	1,626,240
Norfolk Southern Corp.	77,024	18,225,419
Old Dominion Freight Line Inc.	29,183	5,661,502
Union Pacific Corp.	204,365	40,355,957
		96,445,753
Trading Companies & Distributors — 2.1%
Air Lease Corp.	32,521	1,288,807
Applied Industrial Technologies Inc.	11,802	830,743
Fastenal Co.	174,103	7,937,356
MSC Industrial Direct Co. Inc., Class A	13,857	1,074,887
SiteOne Landscape Supply Inc.(a)	13,424	2,116,696
United Rentals Inc.(a)	21,851	5,310,011
Univar Solutions Inc.(a)	51,403	955,582
Watsco Inc.	9,930	2,368,206
WW Grainger Inc.	13,666	4,979,754
		26,862,042
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	22,226	617,661

Total Common Stocks — 100.0%
(Cost: $1,106,056,950)		1,262,686,771

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	7,535,325	7,539,846

Schedule of Investments (unaudited) (continued)	iShares® U.S. Industrials ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	362,000	$362,000
		7,901,846
Total Short-Term Investments — 0.6%
(Cost: $7,900,024)		7,901,846

Total Investments in Securities — 100.6%
(Cost: $1,113,956,974)		1,270,588,617

Other Assets, Less Liabilities — (0.6)%		(7,321,532)

Net Assets — 100.0%		$1,263,267,085

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,314,249	$228,829	(a)	$—		$7,171	$(10,403)	$7,539,846	7,535,325	$29,545	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,102,000	—		(740,000	)(a)	—	—	362,000	362,000	1,402		—
						$7,171	$(10,403)	$7,901,846		$30,947		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Industrial E-Mini Index	6	03/19/21	$511	$(26,543)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Industrials ETF
January 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,262,686,771	$—	$—	$1,262,686,771
Money Market Funds	7,901,846	—	—	7,901,846
	$1,270,588,617	$—	$—	$1,270,588,617
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(26,543)	$—	$—	$(26,543)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

4